Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset [Line Items]
Fair value of financial assets	$ 2,912	$ 113
Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset [Line Items]
Fair value of financial assets	1,166	4,416
Investment in SAFO [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset [Line Items]
Fair value of financial assets	104	113
Elbit Imaging [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset [Line Items]
Fair value of financial assets	1,112
Automax (Matomy) [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset [Line Items]
Fair value of financial assets	1,696
Gix Media’s Shares [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset [Line Items]
Fair value of financial assets		2,438
Gix Warrants [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset [Line Items]
Fair value of financial assets	37	14
Conversion Right [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset [Line Items]
Fair value of financial assets		1,393
Anti-dilution -Gix [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset [Line Items]
Fair value of financial assets	433	473
Scoutcam warrants [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset [Line Items]
Fair value of financial assets	352
Maris Investment [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset [Line Items]
Fair value of financial assets	240
SAFO Warrants [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset [Line Items]
Fair value of financial assets	$ 104	$ 98